Note 11 - Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Deposits and Weighted Average Interest Rates [Table Text Block]
			201 9			2018
(Dollars in thousands)			Weighted Average Rate	Amount	Percent of Total	Weighted Average Rate	Amount	Percent of Total
Noninterest checking			0.00%	$183,350	27.2%	0.00%	$163,500	26.2%
Interest checking			0.13	96,341	14.3	0.10	88,715	14.3
Savings accounts			0.08	80,054	11.9	0.08	76,839	12.3
Money market accounts			0.65	187,517	27.8	0.56	181,374	29.1
				547,262	81.2		510,428	81.9
Certificates by rate:
0	-	0.99%		22,499	3.3		32,904	5.3
1	-	1.99%		38,097	5.7		47,627	7.6
2	-	2.99%		61,936	9.2		31,680	5.1
3	-	3.99%		4,076	0.6		713	0.1
Total certificates			1.84	126,608	18.8	1.32	112,924	18.1
Total deposits			0.56	$673,870	100.0%	0.43	$623,352	100.0%

Scheduled Maturities of Certificates of Deposit [Table Text Block]
	201 9		2018
(Dollars in thousands)	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Remaining term to maturity
1-6 months	$43,447	1.88%	$39,004	1.23%
7-12 months	39,074	1.63	36,711	1.29
13-36 months	41,753	2.00	33,941	1.46
Over 36 months	2,334	1.71	3,268	1.44
	$126,608	1.84	$112,924	1.32

Schedule of Interest Expense Domestic Deposit Liabilities [Table Text Block]
(Dollars in thousands)	2019	2018	2017
Checking accounts	$103	62	77
Savings accounts	63	61	63
Money market accounts	1,171	865	560
Certificates	1,995	1,243	770
	$3,332	2,231	1,470